Share-based compensation - Schedule of Share-based Compensation Expenses by Function (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 2,358	$ 1,925	$ 6,098	$ 4,447
Cost of revenue
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	158	130	402	294
General and administrative
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	1,239	1,255	3,185	2,850
Sales and marketing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	653	203	1,650	357
Research and development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 308	$ 337	$ 861	$ 946